UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-5086

Churchill Tax-Free Trust
(Exact name of Registrant as specified in charter)

380 Madison Avenue
New York, New York 10017
(Address of principal executive offices)  (Zip code)

Joseph P. DiMaggio
380 Madison Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 12/31/10

Date of reporting period: 06/30/11

FORM N-CSRS

ITEM 1.  REPORTS TO STOCKHOLDERS.

Semi-Annual Report
June 30, 2011

CHURCHILL TAX-FREE FUND OF KENTUCKY
A tax-free income investment

Serving Kentucky Investors For Close To 25 Years Churchill Tax-Free Fund of Kentucky “Experience, Procedures and Review”

August, 2011

Dear Fellow Shareholder:

     The Management of Churchill Tax-Free Fund of Kentucky has been privileged to serve you and our other shareholders since the Fund’s inception in 1987 – close to 25 years ago.

     One of the benefits of being in existence so long is that we have experienced a number of up and down economic cycles and endured a variety of changes and challenges. In short, we have generally “seen it all before.” Back in 1993, we produced a “Thought for the Month” entitled “The Sky is Falling!” It was intended to calm any fears that our then shareholders might have had as a result of newspaper and magazine articles which were predicting that the municipal bond market was about to crumble.

     Here we are 18 years later and similar articles have been appearing once again in both the financial and local press. While the facts and circumstances may be somewhat different, we believe that what we said back in 1993 still holds true for us today.

     Certainly there is a degree of risk with virtually everything in life. However, we do not believe that “the sky is falling.” Furthermore, all of us associated with Churchill Tax-Free Fund of Kentucky take very deliberate steps each and every day in pursuit of your Fund’s objective of seeking to provide you with as high a level of double tax-free income as is consistent with preservation of capital.

     The following are among those deliberate steps we take each day in managing your Fund:

•
In line with Churchill Tax-Free Fund of Kentucky’s prospectus, we may only purchase investment grade securities – securities rated within the four highest credit ratings assigned by nationally recognized statistical rating organizations - or if unrated, determined by your investment team to be of comparable quality. In addition to credit characteristics, we also look at an issue’s maturity and sector (in order to enhance diversification and meet other requirements identified by your portfolio management team).

•
We invest in an issue based on our initial research. Then we monitor the ongoing financial condition of the issuer. This may include speaking to financial officers affiliated with the issuer, reviewing economic changes impacting the issuer, and reviewing the issuer’s financial reports. The importance of knowing what we own is heightened during periods of market volatility.

NOT A PART OF THE SEMI-ANNUAL REPORT

     The research conducted prior to investing in a bond, and ongoing credit monitoring, make it possible to evaluate potential risks associated with an individual bond and the adequacy of the compensation provided for that risk. Simply put, we seek to evaluate whether, as a bond investor, the Fund is adequately compensated for the risk associated with lending to a particular issuer.

•	We use a nationally prominent independent pricing service to price each and every single one of your Fund’s portfolio holdings on a daily basis.

•	In an effort to test the accuracy of our pricing, we regularly compare and confirm prices of our portfolio securities with a second pricing service.

•	We continually seek to ensure that Churchill Tax-Free Fund of Kentucky’s net assets are invested in liquid securities.

•
And, your Fund’s portfolio holdings are published regularly. A detailed report is available quarterly, while your Fund’s five largest portfolio holdings are listed as of each month-end. This information may be found on our website at www.aquilafunds.com.

     We believe that following these various policies and procedures have served you and our other shareholders well over the past 24 years.

     And, you can rest assured that we regularly review and seek to enhance them as and when we believe appropriate.

Sincerely,

Lacy B. Herrmann Founder and Chairman Emeritus	Diana P. Herrmann President

Consideration should be given to the risks of investing, including potential loss of value, market risk, interest rate risk, credit risk, and geographic concentration. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For certain investors, some dividends may be subject to Federal and state taxes including the Alternative Minimum Tax (AMT).

NOT A PART OF THE SEMI-ANNUAL REPORT

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (unaudited)

		Rating
Principal		Moody’s/
Amount	General Obligation Bonds (4.9%)	S&P	Value

	Bowling Green, Kentucky
$500,000	2.000%, 06/01/15	Aa2/AA-	$512,890
	Campbell County, Kentucky Public Project
1,625,000	4.375%, 12/01/25 Syncora Guarantee, Inc. Insured	Aa2/NR	1,653,275
	Henderson County, Kentucky
330,000	3.000%, 11/01/20	Aa3/NR	327,337
	Highland Heights, Kentucky
235,000	4.500%, 12/01/25	A1/NR	243,371
370,000	4.600%, 12/01/27	A1/NR	380,604
500,000	5.125%, 12/01/38	A1/NR	508,915
	Kenton County, Kentucky Public Project
500,000	4.625%, 04/01/34	Aa2/NR	500,475
	Lexington-Fayette Urban County, Kentucky
4,175,000	4.250%, 05/01/23 NPFG Insured†	Aa2/AA	4,321,501
	Louisville & Jefferson County, Kentucky
955,000	4.200%, 11/01/22 NPFG Insured	Aa1/AA+**	991,853
	Muhlenberg County, Kentucky G.O.
730,000	4.500%, 04/01/28	A1/NR	740,892
	Wilder, Kentucky
1,090,000	4.900%, 12/01/29 AGMC Insured	Aa3/AA+	1,103,821
	Total General Obligation Bonds		11,284,934

	Revenue Bonds (95.4%)

	State Agencies (17.2%)
	Kentucky Area Development District Financing
500,000	5.000%, 12/01/23 LOC Wachovia Bank (pre-refunded)	NR/NR*	521,215
	Kentucky Asset & Liability Commission Federal
	Highway Notes
1,000,000	5.000%, 09/01/22 Series A	Aa2/AA	1,120,720
	Kentucky Asset & Liability Commission University
	of Kentucky Project
1,500,000	4.500%, 10/01/22 NPFG FGIC Insured	Aa2/AA-	1,552,530
500,000	5.000%, 10/01/25 Series B	Aa2/AA-	530,155
750,000	5.000%, 10/01/26 Series B	Aa2/AA-	791,408
1,000,000	5.000%, 10/01/27 Series B	Aa2/AA-	1,049,020

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P	Value

	State Agencies (continued)
	Kentucky Economic Development Finance Authority
	Louisville Arena Project
$4,725,000	5.750%, 12/01/28 AGMC Insured	Aa3/AA+	$4,949,107
	Kentucky Infrastructure Authority
230,000	5.000%, 06/01/21	Aa3/A+	230,529
	Kentucky State Property and Buildings Commission
1,000,000	5.000%, 11/01/17 AMBAC Insured	A1/A+***	1,068,110
6,000,000	5.250%, 10/01/18	Aa3/A+	6,016,560
1,925,000	5.000%, 10/01/19	Aa3/A+	1,929,928
3,000,000	5.000%, 11/01/19 AGMC Insured	Aa3/AA+	3,139,830
1,020,000	5.000%, 11/01/20	Aa3/A+	1,131,894
1,375,000	5.375%, 11/01/23	Aa3/A+	1,517,711
2,820,000	5.750%, 04/01/24 Project 91	Aa3/A+	3,079,130
2,800,000	5.250%, 02/01/28 AGMC Insured	Aa3/AA+	2,959,096
750,000	5.500%, 11/01/28	Aa3/A+	803,040
2,500,000	5.000%, 02/01/29 AGMC Insured	Aa3/AA+	2,582,600
2,625,000	5.750%, 04/01/29 Project 91	Aa3/A+	2,808,934
2,000,000	5.000%, 08/01/30 Project 100††	Aa3/A+	2,072,000
	Total State Agencies		39,853,517

	County Agencies (2.8%)
	Jefferson County, Kentucky Capital Projects
1,575,000	4.250%, 06/01/23 AGMC Insured	Aa2/NR***	1,612,957
1,640,000	4.375%, 06/01/28 AGMC Insured	Aa2/NR***	1,637,032
	Kentucky Association of Counties Finance Corp.
	Financing Program
1,145,000	4.250%, 02/01/24	NR/A+	1,147,530
315,000	5.375%, 02/01/27	NR/A+	327,773
330,000	5.375%, 02/01/28	NR/A+	341,085
	Lexington-Fayette Urban County, Kentucky Public
	Facilities Revenue
500,000	4.125%, 10/01/23 NPFG Insured	Aa2/NR	506,205
500,000	4.250%, 10/01/26 NPFG Insured	Aa2/NR	499,415

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P	Value

	County Agencies (continued)
	Warren County, Kentucky Justice Center
$365,000	4.300%, 09/01/22 NPFG Insured	Aa2/NR	$373,625
	Total County Agencies		6,445,622

	Colleges and Universities (5.7%)
	Berea, Kentucky Educational Facilities (Berea College)
1,000,000	4.125%, 06/01/25	Aaa/NR	1,020,760
	Boyle County, Kentucky College Refunding &
	Improvement
1,035,000	4.500%, 06/01/22 AGC Insured	Aa3/AA+	1,086,916
200,000	4.625%, 06/01/24 AGC Insured	Aa3/AA+	208,752
	Louisville & Jefferson County, Kentucky University
	of Louisville
525,000	5.000%, 06/01/20 AMBAC Insured	NR/NR*	552,500
	Murray State University Project, Kentucky General
	Receipts Revenue
745,000	4.500%, 09/01/23 AMBAC Insured	Aa2/A+	756,972
	University of Kentucky General Receipts
885,000	4.500%, 10/01/22 Syncora Guarantee, Inc. Insured	Aa2/AA-	919,657
1,545,000	4.500%, 10/01/23 Syncora Guarantee, Inc. Insured	Aa2/AA-	1,595,089
1,625,000	4.500%, 10/01/25 Syncora Guarantee, Inc. Insured	Aa2/AA-	1,653,730
1,010,000	4.500%, 10/01/26 Syncora Guarantee, Inc. Insured	Aa2/AA-	1,024,049
	Western Kentucky University Revenue General
	Receipts
2,000,000	4.200%, 09/01/25 Series A NPFG Insured	Aa2/A+	1,951,920
2,475,000	4.200%, 09/01/26 Series A NPFG Insured	Aa2/A+	2,386,024
	Total Colleges and Universities		13,156,369

	Hospitals (10.8%)
	Jefferson County, Kentucky Health Facilities, Jewish
	Healthcare
1,715,000	5.650%, 01/01/17 AMBAC Insured	Baa1/A-	1,720,368
	Jefferson County, Kentucky Health Facilities University
	Hospital
1,050,000	5.250%, 07/01/22 NPFG Insured	Baa1/BBB	1,052,268

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P	Value

	Hospitals (continued)
	Jefferson County, Kentucky, Louisville Medical Center
$2,200,000	5.250%, 05/01/17	NR/A	$2,265,692
2,000,000	5.500%, 05/01/22	NR/A	2,055,640
	Kentucky Economic Development Finance Authority,
	Baptist Healthcare System
2,170,000	5.375%, 08/15/24	Aa3/NR***	2,305,278
	Kentucky Economic Development Finance Authority,
	Catholic Health
1,000,000	5.000%, 05/01/29	Aa2/AA	1,005,150
	Kentucky Economic Development Finance Authority,
	Hospital Facilities St. Elizabeth Healthcare
1,000,000	5.500%, 05/01/39	NR/AA-***	1,016,420
	Kentucky Economic Development Finance Authority,
	Kings Daughter Medical Center
1,000,000	5.000%, 02/01/30	A1/A+	976,330
	Lexington-Fayette Urban County Government, Kentucky
	Public Facilities Co Lease, Eastern State Hospital
1,500,000	5.250%, 06/01/32	Aa3/A+	1,523,070
	Louisville & Jefferson County, Kentucky, Louisville
	Medical Center
1,000,000	5.000%, 06/01/18	NR/A	1,032,780
	Louisville & Jefferson County, Kentucky Metro Health,
	Jewish Hospital Revenue
1,250,000	6.000%, 02/01/22	Baa1/A-	1,267,088
	Louisville & Jefferson County, Kentucky Metropolitan
	Government Health System, Norton
7,925,000	5.000%, 10/01/26	NR/A-****	7,500,696
1,600,000	5.000%, 10/01/30	NR/A-****	1,450,560
	Total Hospitals		25,171,340

	Housing (12.0%)
	Kentucky Housing Corporation Housing Revenue
555,000	4.200%, 01/01/17	Aaa/AAA	561,521
50,000	5.125%, 07/01/17	Aaa/AAA	50,031
470,000	4.800%, 01/01/18 AMT	Aaa/AAA	475,772

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)

JUNE 30, 2011 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P	Value

	Housing (continued)
	Kentucky Housing Corporation Housing Revenue
	(continued)
$285,000	4.250%, 01/01/18	Aaa/AAA	$287,311
575,000	4.800%, 07/01/18 AMT	Aaa/AAA	582,061
180,000	4.250%, 07/01/18	Aaa/AAA	181,456
900,000	4.800%, 07/01/20 AMT	Aaa/AAA	908,325
1,015,000	5.350%, 01/01/21 AMT FNMA collateralized	Aaa/AAA	1,015,304
6,025,000	5.450%, 07/01/22 AMT	Aaa/AAA	6,041,749
4,565,000	5.250%, 07/01/22 AMT	Aaa/AAA	4,574,450
245,000	5.200%, 07/01/22	Aaa/AAA	245,737
415,000	5.100%, 07/01/22 AMT	Aaa/AAA	415,984
1,570,000	4.800%, 07/01/22 AMT	Aaa/AAA	1,585,590
1,635,000	5.000%, 01/01/23 AMT	Aaa/AAA	1,656,075
665,000	5.000%, 07/01/24 FHA Insured	Aaa/AAA	685,974
4,140,000	5.200%, 07/01/25 AMT	Aaa/AAA	4,147,825
905,000	4.500%, 07/01/25	Aaa/AAA	911,245
600,000	4.750%, 07/01/26	Aaa/AAA	604,128
230,000	5.375%, 07/01/27	Aaa/AAA	230,669
315,000	4.850%, 07/01/29	Aaa/AAA	317,753
415,000	5.550%, 07/01/33	Aaa/AAA	415,149
595,000	5.150%, 07/01/39	Aaa/AAA	602,997
	Kentucky Housing Multifamily Mortgage Revenue
1,325,000	5.000%, 06/01/35 AMT	NR/NR*	1,308,570
	Total Housing		27,805,676

	School Building Revenue (24.4%)
	Barren County, Kentucky School Building Revenue
1,265,000	4.250%, 08/01/25 CIFG Insured	Aa3/NR	1,274,146
1,670,000	4.375%, 08/01/26 CIFG Insured	Aa3/NR	1,684,696
	Boone County, Kentucky School District Finance
	Corp. School Building Revenue
140,000	4.750%, 06/01/20 AGMC Insured (pre-refunded)	Aa3/AA+	145,755
1,000,000	4.125%, 08/01/22 Syncora Guarantee, Inc. Insured	Aa3/NR	1,010,240
1,580,000	4.500%, 08/01/23 AGMC Insured	Aa3/NR	1,624,651
1,250,000	4.125%, 03/01/25 AGMC Insured	Aa3/NR	1,216,187

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P	Value

	School Building Revenue (continued)
	Bullitt County, Kentucky School District Finance Corp.
$200,000	4.300%, 10/01/21 NPFG Insured	Aa3/NR	$205,092
2,455,000	4.500%, 10/01/22 NPFG Insured	Aa3/NR	2,519,542
2,590,000	4.500%, 10/01/23 NPFG Insured	Aa3/NR	2,646,177
1,145,000	4.500%, 04/01/27	Aa3/NR	1,165,576
1,200,000	4.500%, 04/01/28	Aa3/NR	1,215,240
	Christian County, Kentucky School District Finance Corp.
905,000	4.000%, 08/01/21 Syncora Guarantee, Inc. Insured	Aa3/NR	922,693
750,000	4.125%, 08/01/23 Syncora Guarantee, Inc. Insured	Aa3/NR	759,375
1,590,000	4.125%, 08/01/24 Syncora Guarantee, Inc. Insured	Aa3/NR	1,600,923
	Daviess County, Kentucky School District Finance Corp.
200,000	5.000%, 06/01/24	Aa3/NR	206,586
	Fayette County, Kentucky School District Finance Corp.
5,000,000	4.250%, 04/01/23 AGMC Insured	Aa3/AA+	5,084,400
4,335,000	4.375%, 05/01/26 AGMC Insured	Aa3/AA+	4,373,581
	Floyd County, Kentucky School Finance Corporation
	School Building
1,255,000	4.125%, 03/01/26 Syncora Guarantee, Inc. Insured	Aa3/NR	1,248,800
	Fort Thomas, Kentucky Independent School District
	Finance Corp.
785,000	4.375%, 04/01/21	Aa3/NR	810,889
610,000	4.375%, 04/01/25	Aa3/NR	613,983
	Franklin County, Kentucky School District Finance Corp.
1,000,000	5.000%, 04/01/24	Aa3/NR	1,031,110
	Graves County, Kentucky School Building Revenue
1,260,000	5.000%, 06/01/22	Aa3/NR	1,300,799
1,320,000	5.000%, 06/01/23	Aa3/NR	1,356,102
	Jefferson County, Kentucky School District Finance
	Corp. School Building
1,360,000	4.250%, 06/01/21 AGMC Insured	Aa3/AA+	1,397,876
	Kenton County, Kentucky School District Finance Corp.
445,000	4.300%, 04/01/22 CIFG Insured	Aa3/NR	454,154
4,250,000	5.000%, 06/01/22 NPFG Insured	Aa3/NR	4,480,860
590,000	4.250%, 10/01/22 AGMC Insured	Aa3/NR	604,726

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P	Value

	School Building Revenue (continued)
	Kenton County, Kentucky School District Finance Corp.
	(continued)
$750,000	4.375%, 04/01/24 CIFG Insured	Aa3/NR	$759,397
325,000	4.400%, 04/01/26 CIFG Insured	Aa3/NR	326,774
	Larue County, Kentucky School District Finance Corp.
270,000	4.500%, 07/01/21 NPFG Insured	Aa3/NR	281,375
470,000	4.500%, 07/01/22 NPFG Insured	Aa3/NR	488,057
785,000	4.500%, 07/01/23 NPFG Insured	Aa3/NR	810,465
	Laurel County, Kentucky School District Finance Corp.
300,000	4.000%, 06/01/16 AGMC Insured	Aa3/NR	329,799
	Magoffin County, Kentucky School District
375,000	4.250%, 08/01/23 AMBAC Insured	Aa3/NR	383,228
475,000	4.250%, 08/01/25 AMBAC Insured	Aa3/NR	479,304
	Ohio County, Kentucky School Building Revenue
790,000	4.500%, 05/01/24	Aa3/NR	818,582
325,000	4.500%, 05/01/25	Aa3/NR	334,012
	Oldham County, Kentucky School District Finance Corp.
500,000	5.000%, 05/01/19 NPFG Insured	Aa3/NR	529,325
1,000,000	4.500%, 09/01/27 NPFG Insured	Aa3/NR	997,670
	Owensboro, Kentucky Independent School District
	Finance Corp. School Building Revenue
390,000	4.375%, 09/01/24	Aa3/NR	404,161
	Pendleton County, Kentucky School District Finance
	Corp. School Building Revenue
730,000	4.000%, 02/01/23 NPFG Insured	Aa3/NR	735,789
	Pike County, Kentucky School Building Revenue
1,355,000	4.375%, 10/01/26 NPFG Insured	Aa3/NR	1,369,295
	Scott County, Kentucky School District Finance Corp.
1,115,000	4.200%, 01/01/22 AMBAC Insured	Aa3/NR	1,146,309
1,955,000	4.250%, 01/01/23 AMBAC Insured	Aa3/NR	2,003,367
1,560,000	4.300%, 01/01/24 AMBAC Insured	Aa3/NR	1,595,474
	Spencer County, Kentucky School District Finance
	Corp., School Building Revenue
1,000,000	4.500%, 08/01/27 AGMC Insured	Aa3/NR	1,023,430

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P	Value

	School Building Revenue (continued)
	Warren County, Kentucky School District Finance Corp.
$295,000	4.125%, 02/01/23 NPFG Insured	Aa3/NR	$299,227
500,000	4.375%, 04/01/27 AGMC Insured	Aa3/NR	486,920
	Total School Building Revenue		56,556,119

	Transportation (11.4%)
	Kenton County, Kentucky Airport Board Airport
	Revenue
1,300,000	5.000%, 03/01/23 NPFG Insured AMT	A3/A-	1,304,004
	Kentucky State Turnpike Authority
3,000,000	4.450%, 07/01/22 Series B	Aa2/AA+	3,112,650
3,500,000	5.000%, 07/01/25	Aa2/AA+	3,742,165
625,000	5.000%, 07/01/25 AMBAC Insured	Aa2/AA+	655,325
2,750,000	5.000%, 07/01/27	Aa2/AA+	2,892,203
1,100,000	5.000%, 07/01/28	Aa2/AA+	1,146,706
	Louisville, Kentucky Regional Airport Authority
1,060,000	5.000%, 07/01/18 AMT	A2/A+	1,130,034
1,000,000	5.250%, 07/01/23 AGMC Insured AMT	Aa3/AA+	1,041,490
2,610,000	5.000%, 07/01/24 AMBAC Insured AMT	A1/A+	2,609,974
	Louisville & Jefferson County Regional Airport, Kentucky
1,000,000	5.250%, 07/01/18 AGMC Insured AMT	Aa3/AA+	1,033,870
2,000,000	5.250%, 07/01/20 AGMC Insured AMT	Aa3/AA+	2,046,880
1,370,000	5.250%, 07/01/21 AGMC Insured AMT	Aa3/AA+	1,398,441
3,390,000	5.250%, 07/01/22 AGMC Insured AMT	Aa3/AA+	3,448,071
275,000	5.375%, 07/01/23 AGMC Insured AMT	Aa3/AA+	277,426
500,000	5.000%, 07/01/25 NPFG Insured AMT	A1/A+	497,510
	Total Transportation		26,336,749

	Utilities (11.1%)
	Campbell & Kenton Counties, Kentucky (Sanitation
	District)
1,695,000	4.300%, 08/01/24 NPFG Insured	Aa2/AA	1,738,426
300,000	4.300%, 08/01/27 NPFG Insured	Aa2/AA	302,850
2,370,000	4.000%, 08/01/27	Aa2/AA	2,344,996
1,450,000	4.300%, 08/01/28 NPFG Insured	Aa2/AA	1,456,525

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P	Value

	Utilities (continued)
	Carroll County, Kentucky Environmental Facilities
	Revenue (Kentucky Utilities) AMT
$1,500,000	5.750%, 02/01/26 AMBAC Insured	A2/A-	$1,561,365
	Kentucky Board Corp. Financing Program
915,000	5.125%, 02/01/28	NR/A+	927,051
	Kentucky Rural Water Finance Corp.
205,000	4.250%, 08/01/19 NPFG Insured	Baa1/AA-	211,599
595,000	5.000%, 02/01/20 NPFG Insured	Baa1/AA-	609,524
210,000	4.250%, 08/01/20 NPFG Insured	Baa1/AA-	216,073
200,000	4.375%, 08/01/22 NPFG Insured	Baa1/AA-	207,026
240,000	4.500%, 08/01/23 NPFG Insured	Baa1/AA-	248,347
200,000	4.500%, 02/01/24 NPFG Insured	Baa1/AA-	204,670
255,000	4.500%, 08/01/24 NPFG Insured	Baa1/AA-	262,798
355,000	4.600%, 02/01/25	NR/AA-	366,569
290,000	4.500%, 08/01/27 NPFG Insured	Baa1/AA-	294,457
245,000	4.600%, 08/01/28 NPFG Insured	Baa1/AA-	248,643
315,000	4.625%, 08/01/29 NPFG Insured	Baa1/AA-	318,893
	Kentucky State Municipal Power Agency, Prairie St.
	Project
1,000,000	5.000%, 09/01/23 AGMC Insured	Aa3/AA+	1,073,580
	Louisville & Jefferson County, Kentucky Metropolitan
	Sewer District
2,380,000	4.250%, 05/15/20 AGMC Insured	Aa3/AA+	2,477,842
2,510,000	4.250%, 05/15/21 AGMC Insured	Aa3/AA+	2,611,354
1,500,000	5.000%, 05/15/26 AGMC Insured	Aa3/AA+	1,563,960
	Northern Kentucky Water District
660,000	5.000%, 02/01/23 NPFG FGIC Insured	Aa3/NR	668,580
1,825,000	6.000%, 02/01/28 AGMC Insured	Aa3/NR	1,990,272
1,250,000	4.500%, 02/01/30	Aa3/NR	1,226,813
	Owensboro, Kentucky Electric and Power
1,000,000	5.000%, 01/01/21 AGMC Insured	Aa3/AA+	1,129,670
	Owensboro, Kentucky Water Revenue
500,000	5.000%, 09/15/27 AGMC Insured	Aa3/NR	527,115

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011 (unaudited)

			Rating
Principal			Moody’s/
Amount		Revenue Bonds (continued)	S&P	Value

		Utilities (continued)
		Owensboro-Daviess County, Kentucky Regional
		Water Resource Agency Wastewater Refunding
		& Improvement
$930,000		4.375%, 01/01/27 Series A Syncora Guarantee, Inc.
		Insured	NR/AA-	$916,106
		Total Utilities		25,705,104
		Total Revenue Bonds		221,030,496
		Total Investments (cost $227,512,143-note 4)	100.3%	232,315,430
		Other assets less liabilities	(0.3)	(658,289)
		Net Assets	100.0%	$231,657,141

	*
Any security not rated (NR) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO” or “credit rating agency”) has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

	†	Security pledged as collateral for the Fund’s delayed delivery or when - issued commitments.

	††	Security purchased on a delayed delivery or when-issued basis.

	** *** ****	Fitch ratings AAA AA A

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011 (unaudited)

Percent of
Portfolio Distribution By Quality Rating	Investments†
Aaa of Moody’s or AAA of S&P or Fitch	12.3%
Pre-refunded bonds††/ Escrowed to maturity bonds	0.3
Aa of Moody’s or AA of S&P or Fitch	73.3
A of Moody’s or S&P or Fitch	12.9
Baa of Moody’s or BBB of S&P	0.4
Not rated*	0.8
100.0%

†	Calculated using the highest rating of the three NRSROs.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS

AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
CIFG - CDC IXIS Financial Guaranty
FGIC - Financial Guaranty Insurance Co.
FHA - Financial Housing Administration
FNMA - Federal National Mortgage Association
LOC - Letter of Credit
NPFG - National Public Finance Guarantee
NR - Not Rated

See accompanying notes to financial statements.

CHURCHILL TAX-FREE FUND OF KENTUCKY
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2011 (unaudited)

ASSETS
Investments at value (cost $227,512,143)	$232,315,430
Interest receivable	3,362,955
Receivable for Fund shares sold	343,138
Other assets	4,636
Total assets	236,026,159
LIABILITIES
Cash overdraft	1,840,532
Payable for investment securities payable	2,055,680
Dividends payable	185,072
Payable for Fund shares redeemed	173,760
Management fee payable	76,679
Distribution and service fees payable	2,067
Accrued expenses	35,228
Total liabilities	4,369,018
NET ASSETS	$231,657,141
Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share	$221,532
Additional paid-in capital	228,208,972
Net unrealized appreciation on investments (note 4)	4,803,287
Undistributed net investment income	118,861
Accumulated net realized loss on investments	(1,695,511)
	$231,657,141
CLASS A
Net Assets	$182,921,485
Capital shares outstanding	17,493,466
Net asset value and redemption price per share	$10.46
Maximum offering price per share (100/96 of $10.46 adjusted to nearest cent)	$10.90
CLASS C
Net Assets	$8,725,524
Capital shares outstanding	834,922
Net asset value and offering price per share	$10.45
Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
during the first 12 months after purchase)	$10.45	*
CLASS I
Net Assets	$7,612,771
Capital shares outstanding	728,403
Net asset value, offering and redemption price per share	$10.45
CLASS Y
Net Assets	$32,397,361
Capital shares outstanding	3,096,400
Net asset value, offering and redemption price per share	$10.46

See accompanying notes to financial statements.

CHURCHILL TAX-FREE FUND OF KENTUCKY
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2011 (unaudited)

Investment Income:

Interest income		$5,410,978

Expenses:

Management fee (note 3)	$467,750
Distribution and service fees (note 3)	186,934
Trustees’ fees and expenses (note 8)	63,518
Transfer and shareholder servicing agent fees (note 3)	62,178
Legal fees (note 3)	36,204
Shareholders’ reports and proxy statements	26,630
Fund accounting fees	18,061
Custodian fees (note 6)	11,060
Auditing and tax fees	10,640
Registration fees and dues	7,928
Insurance	6,488
Chief compliance officer services (note 3)	2,235
Miscellaneous	12,809
Total expenses	912,435

Expenses paid indirectly (note 6)	(10)
Net expenses		912,425
Net investment income		4,498,553

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities transactions	(1,291,307)
Change in unrealized appreciation on investments	5,737,917

Net realized and unrealized gain (loss) on investments		4,446,610
Net change in net assets resulting from operations		$8,945,163

See accompanying notes to financial statements.

CHURCHILL TAX-FREE FUND OF KENTUCKY
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2011	Year Ended
	(unaudited)	December 31, 2010
OPERATIONS:
Net investment income	$4,498,553	$9,707,234
Net realized gain (loss) from securities transactions	(1,291,307)	294,298
Change in unrealized appreciation (depreciation) on investments	5,737,917	(6,494,881)
Change in net assets from operations	8,945,163	3,506,651

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
Class A Shares:
Net investment income	(3,506,867)	(7,511,295)

Class C Shares:
Net investment income	(128,808)	(180,927)

Class I Shares:
Net investment income	(137,172)	(293,441)

Class Y Shares:
Net investment income	(717,296)	(1,687,816)
Change in net assets from distributions	(4,490,143)	(9,673,479)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	7,644,093	29,705,865
Reinvested dividends and distributions	1,923,693	3,954,939
Cost of shares redeemed	(24,687,715)	(38,196,770)
Change in net assets from capital share transactions	(15,119,929)	(4,535,966)
Change in net assets	(10,664,909)	(10,702,794)

NET ASSETS:
Beginning of period	242,322,050	253,024,844

End of period*	$231,657,141	$242,322,050

* Includes undistributed net investment income of:	$118,861	$110,451

See accompanying notes to financial statements.

CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2011 (unaudited)

1. Organization

     Churchill Tax-Free Fund of Kentucky (the “Fund”), a non-diversified, open-end investment company, was organized in March, 1987 as a Massachusetts business trust and commenced operations on May 21, 1987. The Fund is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. On April 30, 1998, the Fund established Class I Shares which are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares may carry a distribution and a service fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b)
Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2011 (unaudited)

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2011:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs — Municipal Bonds*	232,315,430
Level 3 – Significant Unobservable Inputs	—
Total	$232,315,430

* See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)	Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)	Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2007-2009) or expected to be taken in the Fund’s 2010 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)	Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)	Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2011 (unaudited)

h)
Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On December 31, 2010 the Fund increased undistributed net investment income by $65 and decreased additional paid-in capital by $65. These reclassifications had no effect on net assets or net asset value per share.

i)
Accounting pronouncements: In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) “Improving Disclosures about Fair Value Measurements” that requires additional disclosures regarding fair value measurements. Certain required disclosures are effective for interim and annual reporting periods beginning after December 15, 2010.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

Management is currently evaluating the impact these updates and amendments may have on the Fund’s financial statements.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. Under the Advisory and Administration Agreement, the Manager provides all investment management and administrative services to the Fund. The Manager’s services include providing the office of the Fund and all related services as well as managing relationships with all of the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% on the Fund’s average net assets.

     Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund’s Prospectus and Statement of Additional Information. b) Distribution and Service Fees:

     The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers (“Qualified Recipients”) or others selected by Aquila Distributors, Inc. (the “Distributor”) including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder

CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2011 (unaudited)

accounts. The Fund makes payment of this distribution fee at the annual rate of 0.15% of the Fund’s average net assets represented by Class A Shares. For the six months ended June 30, 2011, distribution fees on Class A Shares amounted to $136,560 of which the Distributor retained $5,113.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund’s average net assets represented by Class C Shares and for the six months ended June 30, 2011, amounted to $32,219. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund’s average net assets represented by Class C Shares and for the six months ended June 30, 2011, amounted to $10,740. The total of these payments with respect to Class C Shares amounted to $42,959 of which the Distributor retained $5,477.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed for any fiscal year of the Fund a rate (currently 0.20%), set from time to time by the Board of Trustees, of not more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, Class I has a Shareholder Services Plan under which it may pay service fees (currently 0.15%) of not more than 0.25% of the average annual net assets represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the six months ended June 30, 2011, these payments were made at the average annual rate of 0.35% of such net assets and amounted to $12,976 of which $7,415 related to the Plan and $5,561 related to the Shareholder Services Plan.

     Specific details about the Plans are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Fund’s shares are sold primarily through the facilities of these intermediaries having offices within Kentucky, with the bulk of any sales commissions inuring to such intermediaries. For the six months ended June 30, 2011, total commissions on sales of Class A Shares amounted to $113,374 of which the Distributor received $10,984. c) Other Related Party Transactions:

     On June 1, 2011, Bingham McCutchen LLP replaced Butzel Long PC (“Butzel”) as counsel to the Fund. During the period January 1, 2011 to May 31, 2011, the Fund incurred $35,829 of legal fees allocable to Butzel for legal services in conjunction with the Fund’s ongoing operations. During this period, the Fund’s former Secretary was Of Counsel to Butzel.

4. Purchases and Sales of Securities

     During the six months ended June 30, 2011, purchases of securities and proceeds from the sales of securities aggregated $11,749,284 and $27,002,863, respectively.

     At June 30, 2011, the aggregate tax cost for all securities was $227,393,265. At June 30, 2011, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost

CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2011 (unaudited)

amounted to $5,938,258 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $1,016,093 for a net unrealized appreciation of $4,922,165.

5. Portfolio Orientation

     Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Kentucky, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Kentucky and whatever effects these may have upon Kentucky issuers’ ability to meet their obligations.

6. Expenses

     The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

7. Capital Share Transactions

     Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended June 30, 2011		Year Ended
	(unaudited)		December 31, 2010
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	591,819	$6,121,567	1,803,306	$19,131,302
Reinvested distributions	163,641	1,696,298	327,573	3,470,108
Cost of shares redeemed	(1,423,126)	(14,688,425)	(2,503,968)	(26,349,593)
Net change	(667,666)	(6,870,560)	(373,089)	(3,748,183)
Class C Shares:
Proceeds from shares sold	38,274	396,095	525,293	5,584,681
Reinvested distributions	8,181	84,758	12,084	127,918
Cost of shares redeemed	(55,966)	(579,329)	(93,357)	(983,541)
Net change	(9,511)	(98,476)	444,020	4,729,058
Class I Shares:
Proceeds from shares sold	–	–	10,426	112,001
Reinvested distributions	10,767	111,235	26,665	282,514
Cost of shares redeemed	(6,894)	(69,349)	(106,910)	(1,137,940)
Net change	3,873	41,886	(69,819)	(743,425)
Class Y Shares:
Proceeds from shares sold	108,884	1,126,431	459,533	4,877,881
Reinvested distributions	3,036	31,402	7,017	74,399
Cost of shares redeemed	(906,369)	(9,350,612)	(916,419)	(9,725,696)
Net change	(794,449)	(8,192,779)	(449,869)	(4,773,416)
Total transactions in Fund
shares	(1,467,753)	$(15,119,929)	(448,757)	$(4,535,966)

CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2011 (unaudited)

8. Trustees’ Fees and Expenses

     At June 30, 2011 there were 8 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended June 30, 2011 was $52,193. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and at the Annual Meeting of Shareholders. For the six months ended June 30, 2011, such meeting-related expenses amounted to $11,325.

9. Securities Traded on a When-Issued Basis

     The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. Income Tax Information and Distributions

     The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. Dividends and capital gains distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and Commonwealth of Kentucky income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund’s net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax. As of December 31, 2010, the Fund had a capital loss carryover of $287,861 of which $112,779 expires in 2016 and $175,082 expires in 2017 if not offset by future capital gains.

     As of December 31, 2010, there were post-October capital loss deferrals of $116,344, which will be recognized in the following year.

CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2011 (unaudited)

The tax character of distributions:

	Year Ended December 31,
	2010	2009
Net tax-exempt income	$9,673,479	$9,470,948
Taxable income	–	53
Net realized gain on investments	–	–
	$9,673,479	$9,471,001
As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

Capital loss carry forward	$(287,861)
Unrealized depreciation	(824,179)
Undistributed tax-exempt income	531,430
Other accumulated losses	(116,344)
Other temporary differences	(531,430)
$(1,228,384)

The difference between book basis and tax basis undistributed income is due to the timing difference in recognizing dividends paid.

11. Tax Information

     The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was enacted on December 22, 2010. The Modernization Act amends several tax provisions impacting mutual funds. In general, the amendments are effective for fiscal years after enactment. The Modernization Act provides several benefits, including the unlimited carryover of future capital losses versus the prior eight year limitation. Relevant information regarding the impact of the Modernization Act, if any, will be contained within the Federal Tax Status of Distributions section of the financial statements for the fiscal year ending December 31, 2011.

12. Ongoing Development

     The three major credit rating agencies (Standard & Poor’s, Moody’s and Fitch) have downgraded or eliminated ratings of the majority of the municipal bond insurance companies since December 2007 due to loss of capital from investments in subprime mortgages. As such, only a few are now deemed to be investment grade. Thus, while certain bonds still have insurance, some are no longer rated based upon the ratings of their insurers. Furthermore, because the ability of many of the Fund’s insurers to pay claims has been downgraded, the protection of such insurance has been diminished, and there is no assurance that some of them may be relied upon for payment.

CHURCHILL TAX-FREE FUND OF KENTUCKY
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A												Class C
	Six Months												Six Months
	Ended		Year Ended December 31,										Ended		Year Ended December 31,
	6/30/11												6/30/11
	(unaudited)		2010		2009		2008		2007		2006		(unaudited)		2010		2009		2008		2007		2006
Net asset value, beginning of period	$10.26		$10.51		$9.42		$10.38		$10.59		$10.60		$10.25		$10.51		$9.42		$10.38		$10.58		$10.59
Income (loss) from investment operations:
Net investment income	0.20	(1)	0.40	(1)	0.41	(1)	0.40	(1)	0.39	(1)	0.39	(2)	0.15	(1)	0.31	(1)	0.32	(1)	0.31	(1)	0.31	(1)	0.30	(2)
Net gain (loss) on securities (both
realized and unrealized)	0.20		(0.25)		1.09		(0.92)		(0.15)		0.03		0.20		(0.26)		1.09		(0.91)		(0.15)		0.03
Total from investment operations	0.40		0.15		1.50		(0.52)		0.24		0.42		0.35		0.05		1.41		(0.60)		0.16		0.33
Less distributions (note 10):
Dividends from net investment income	(0.20)		(0.40)		(0.41)		(0.39)		(0.39)		(0.40)		(0.15)		(0.31)		(0.32)		(0.31)		(0.30)		(0.31)
Distributions from capital gains	–		–		–		(0.05)		(0.06)		(0.03)		–		–		–		(0.05)		(0.06)		(0.03)
Total distributions	(0.20)		(0.40)		(0.41)		(0.44)		(0.45)		(0.43)		(0.15)		(0.31)		(0.32)		(0.36)		(0.36)		(0.34)
Net asset value, end of period	$10.46		$10.26		$10.51		$9.42		$10.38		$10.59		$10.45		$10.25		$10.51		$9.42		$10.38		$10.58
Total return	3.90	%(3)(5)	1.38	%(3)	16.05	% (3)	(5.05	)%(3)	2.38	% (3)	4.02	% (3)	3 47	% (4)(5)	0.42	% (4)	15.06	% (4)	(5.85	)% (4)	1.61	% (4)	3.15	% (4)
Ratios/supplemental data
Net assets, end of period
(in millions)	$183		$186.		$195		$170		$194		$212		$9		$9		$4		$3		$4		$6
Ratio of expenses to average net assets	0.77	%(6)	0.75%		0.76%		0.79%		0.75%		0.76%		1.62	%(6)	1.59%		1.60%		1.64%		1.60%		1.62%
Ratio of net investment income to average net assets	3.86	%(6)	3.80%		3.96%		3.97%		3.77%		3.71%		3.01	%(6)	2.90%		3.06%		3.10%		2.92%		2.87%
Portfolio turnover rate	5.03	%(5)	8.32%		8.18%		13.76%		18.92%		19.07%		5.03	%(5)	8.32%		8.18%		13.76%		18.92%		19.07%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	0.77	%(6)	0.75%		0.76%		0.78%		0.74%		0.76%		1.62	%(6)	1.59%		1.60%		1.63%		1.59%		1.61%
___________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	Not reflecting sales charges.
(4)	Not reflecting CDSC.
(5)	Not annualized.
(6)	Annualized.

See accompanying notes to financial statements.

CHURCHILL TAX-FREE FUND OF KENTUCKY
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class I							Class Y
	Six Months							Six Months
	Ended		Year Ended December 31,					Ended		Year Ended December 31,
	6/30/11							6/30/11
	(unaudited)		2010	2009	2008	2007	2006	(unaudited)		2010	2009	2008	2007	2006
Net asset value, beginning of period	$10.25		$10.51	$9.42	$10.38	$10.58	$10.59	$10.26		$10.52	$9.43	$10.39	$10.59	$10.61
Income (loss) from investment operations:
Net investment income	0 19	(1)	0.39 (1)	0.39 (1)	0.38 (1)	0.38 (1)	0.38 (2)	0.21	(1)	0.42 (1)	0.42 (1)	0.41 (1)	0.41 (1)	0.41 (2)
Net gain (loss) on securities (both
realized and unrealized)	0.20		(0.27)	1.09	(0.91)	(0.14)	0.02	0.20		(0.26)	1.09	(0.91)	(0.14)	0.01
Total from investment operations	0.39		0.12	1.48	(0.53)	0.24	0.40	0.41		0.16	1.51	(0.50)	0.27	0.42
Less distributions (note 10):
Dividends from net investment income	(0.19)		(0.38)	(0.39)	(0.38)	(0.38)	(0.38)	(0.21)		(0.42)	(0.42)	(0.41)	(0.41)	(0.41)
Distributions from capital gains	–		–	–	(0.05)	(0.06)	(0.03)	–		–	–	(0.05)	(0.06)	(0.03)
Total distributions	(0.19)		(0.38)	(0.39)	(0.43)	(0.44)	(0.41)	(0.21)		(0.42)	(0.42)	(0.46)	(0.47)	(0.44)
Net asset value, end of period	$10.45		$10.25	$10.51	$9.42	$10.38	$10.58	$10.46		$10.26	$10.52	$9.43	$10.39	$10.59
Total return	3.83	%(3)	1.13%	15.89%	(5.16)%	2.33%	3.87%	3.98	%(3)	1.44%	16.21%	(4.88)%	2.63%	4.08%
Ratios/supplemental data
Net assets, end of period
(in millions)	$8		$7	$8	$8	$8	$8	$32		$40	$46	$37	$42	$47
Ratio of expenses to average net assets	0. 92	%(4)	0.90%	0.90%	0.93%	0.89%	0.91%	0.62	%(4)	0.60%	0.61%	0.64%	0.60%	0.61%
Ratio of net investment income to average net assets	3.71	%(4)	3.64%	3.82%	3.83%	3.62%	3.57%	4.02	%(4)	3.95%	4.10%	4.12%	3.92%	3.86%
Portfolio turnover rate	5.03	%(3)	8.32%	8.18%	13.76%	18.92%	19.07%	5.03	%(3)	8.32%	8.18%	13.76%	18.92%	19.07%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	0. 92	%(4)	0.90%	0.90%	0.92%	0.88%	0.90%	0.62	%(4)	0.60%	0.61%	0.63%	0.59%	0.61%
___________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Per share amounts have been calculated using the monthly average shares method
(3)	Not annualized.
(4)	Annualized

See accompanying notes to financial statements.

Analysis of Expenses (unaudited)

     As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
     The table below is based on an investment of $1,000 invested on January 1, 2011 and held for the six months ended June 30, 2011.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Six months ended June 30, 2011

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	3.90%	$1,000.00	$1,039.00	$3.89
Class C	3.47%	$1,000.00	$1,034.70	$8.17
Class I	3.83%	$1,000.00	$1,038.30	$4.65
Class Y	3.98%	$1,000.00	$1,039.80	$3.14

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.77%, 1.62%, 0.92% and 0.62% for the Fund’s Class A, C, I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.
     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges (“CDSC”) with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended June 30, 2011

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,020.98	$3.86
Class C	5.00%	$1,000.00	$1,016.76	$8.10
Class I	5.00%	$1,000.00	$1,020.23	$4.61
Class Y	5.00%	$1,000.00	$1,021.72	$3.11

(1)
Expenses are equal to the annualized expense ratio of 0.77%, 1.62%, 0.92% and 0.62% for the Fund’s Class A, C, I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Shareholder Meeting Results (unaudited)

     The Annual Meeting of Shareholders of Churchill Tax-Free Fund of Kentucky (the “Fund”) was held on April 29, 2011. The holders of shares representing 88% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes are presented below).

1.	To elect Trustees.

Dollar Amount of Votes

Trustee	For	Withheld
Thomas A. Christopher	$205,781,590	$1,872,561
David A. Duffy	$205,220,185	$2,433,955
Diana P. Herrmann	$205,751,210	$1,902,941
Theodore T. Mason	$205,406,425	$2,247,715
Anne J. Mills	$205,354,195	$2,299,946
John J. Partridge	$205,396,933	$2,257,207
James R. Ramsey	$203,943,441	$3,710,700
Laureen L. White	$205,305,621	$2,348,519

2.	To ratify the selection of Tait, Weller & Baker LLP as the Fund’s independent registered public accounting firm.

Dollar Amount of Votes

For	Against	Abstain
$205,292,311	$1,257,315	$1,104,514

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of the Fund’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Fund’s portfolio holdings schedule for the most recently completed period by visiting the Fund’s website at www.aquilafunds.com. The Fund may also disclose other portfolio holdings as of a specified date (currently the Fund discloses its five largest holdings by value as of the close of the last business day of each calendar month in a posting to its website on approximately the 5th business day following the month end). This information remains on the website until the next such posting. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2011 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code and no action on the part of shareholders is required.

     For the calendar year ended December 31, 2010, $9,673,478 of dividends paid by Churchill Tax-Free Fund of Kentucky, constituting 100% of total dividends paid during calendar year 2010, were exempt-interest dividends.

     Prior to February 15, 2011, shareholders were mailed the appropriate tax form(s) which contained information on the status of distributions paid for the 2010 calendar year.

     Prior to February 15, 2012, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2011 calendar year.

Additional Information (unaudited)
Renewal of the Advisory and Administration Agreement

     Renewal until June 30, 2012 of the Advisory and Administration Agreement (the “Advisory Agreement”) between the Fund and the Manager was approved by the Board of Trustees and the independent Trustees in June, 2011. At a meeting called and held for that purpose at which a majority of the independent Trustees were present in person, the following materials were considered:

•	A copy of the agreement to be renewed;

•	A term sheet describing the material terms of the agreement;

•	The Annual Report of the Fund for the year ended December 31, 2010;

•
A report, prepared by the Manager and provided to the Trustees in advance of the meeting for the Trustees’ review, containing data about the performance of the Fund, data about its fees, expenses and purchases and redemptions of capital stock together with comparisons of such data with similar data about other comparable funds, as well as data as to the profitability of the Manager; and

•	Quarterly materials reviewed at prior meetings on the Fund’s performance, operations, portfolio and compliance.

     The Trustees reviewed materials relevant to, and considered the following factors:
The nature, extent, and quality of the services provided by the Manager.

     The Trustees noted that the Manager employed Todd W. Curtis as portfolio manager for the Fund and had provided credit analysis of the Fund’s portfolio securities through a locally-based credit advisory firm. Mr. Curtis has also served as the lead portfolio manager of the Manager’s Tax-Free Trust of Arizona since its inception in 1986 and co-portfolio manager of Tax-Free Fund For Utah since 2009. The Trustees noted the extensive experience of Mr. Curtis which consisted of over 25 years of managing Aquila’s municipal bond funds. Moreover, he has been an investment professional for close to 30 years.

     The Board considered that the Manager had provided all services the Board deemed necessary or appropriate, including the specific services that the Board has determined are required for the Fund, given that its purpose is to provide shareholders with as high a level of current income exempt from Kentucky state and regular Federal income taxes as is consistent with preservation of capital.

     The Manager has additionally provided all administrative services to the Fund. The Board considered the nature and extent of the Manager’s supervision of third-party service providers, including the Fund’s shareholder servicing agent and custodian.

     The Board concluded that the services provided were appropriate and satisfactory and that the Fund would be well served if they continued. Evaluation of this factor weighed in favor of renewal of the Advisory Agreement.

The investment performance of the Fund and the Manager.

     The Board reviewed each aspect of the Fund’s performance and compared its performance with that of its local competitors, its peer group (i.e., Morningstar single-state intermediate tax-free municipal bond funds nationwide), and the benchmark index. It was noted that the materials provided by the Manager indicated that the Fund has had competitive investment performance compared to the in-state Kentucky funds, while it outperformed that of its Morningstar peer group for the three, five and ten-year periods. It was noted that recent performance had been affected by the higher quality issues held in the Fund as compared to the Fund’s in-state competitors.

     The Board concluded that the performance of the Fund was acceptable in light of economic and financial market conditions, the length of its average maturities, and its investment objectives. Evaluation of this factor indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

The costs of the services to be provided and profits to be realized by the Manager and its affiliate from the relationship with the Fund.

     The information provided contained expense data for the Fund and its local competitors as well as data for its Morningstar peer group, including data for such front-end load funds of a comparable asset size. The materials also showed the profitability to the Manager of its services to the Fund.

     The Board compared the expense and fee data with respect to the Fund to similar data about other funds that it found to be relevant. The Board concluded that the expenses of the Fund and the fees paid were generally lower than those being paid by its Morningstar peer group and by the Fund’s local competitors.

     The Board further concluded that the profitability to the Manager and the Distributor did not argue against approval of the fees to be paid under the Advisory Agreement.

The extent to which economies of scale would be realized as the Fund grows.

     Data provided to the Trustees showed that the Fund’s asset size had declined during the past fiscal year due to the recent turmoil in the municipal bond market. The Trustees also noted that the materials indicated that the Fund’s fees were already generally lower than those of its peers, including those with breakpoints. Evaluation of this factor indicated to the Board that the Advisory Agreement should be renewed without addition of breakpoints at this time.

Benefits derived or to be derived by the Manager and its affiliate from the relationship with the Fund.

     The Board observed that, as is generally true of most fund complexes, the Manager and its affiliate, by providing services to a number of funds or other investment clients including the Fund, were able to spread costs as they would otherwise be unable to do. The Board noted that while that produces efficiencies and increased profitability for the Manager and its affiliate, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

Founders
Lacy B. Herrmann, Chairman Emeritus
Aquila Management Corporation

Manager
AQUILA INVESTMENT MANAGEMENT LLC
380 Madison Avenue, Suite 2300
New York, New York 10017

Board of Trustees
Thomas A. Christopher, Chair
David A. Duffy
Diana P. Herrmann
Theodore T. Mason
Anne J. Mills
John J. Partridge
James R. Ramsey
Laureen L. White

Officers
Diana P. Herrmann, President
Charles E. Childs, III, Executive Vice President and Secretary
Marie E. Aro, Senior Vice President
Paul G. O’Brien, Senior Vice President
Todd W. Curtis, Vice President and Portfolio Manager
Jason T. McGrew, Vice President
Robert S. Driessen, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer and Treasurer

Distributor
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

Transfer and Shareholder Servicing Agent
BNY MELLON
4400 Computer Drive
Westborough, Massachusetts 01581

Custodian
JPMORGAN CHASE BANK, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240

Further information is contained in the Prospectus,
which must precede or accompany this report.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if,  based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled.  The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.  A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b)  There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CHURCHILL TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
President and Trustee September 9, 2011

By:	/s/ Joseph P. DiMaggio
September 9, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann President and Trustee September 9, 2011

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer September 9, 2011

CHURCHILL TAX-FREE TRUST

EXHIBIT INDEX

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.